Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK LARGE CAP SERIES FUNDS, INC.
Prospectus Date	rr_ProspectusDate	Jan. 27, 2017
Document Creation Date	dei_DocumentCreationDate	Mar. 29, 2017